The Prudential Insurance Company              C. Christopher Sprague
  of America                                  Assistant General Counsel
                                              Law Department


                                              The Prudential Insurance Company
                                                of America
                                              213 Washington Street
                                              Newark, NJ 07102-2992
                                              (201) 802-6997 fax: (201) 802-9560



                                        May 16, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


                  Re: Prudential Variable Contract Account GI-2
                      (Registration No. 333-01031)

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 1 and (ii) that the text of Post-Effective Amendment No. 1 was filed electronically on May 14, 1997. (Accession No. 0000950110-97-000940)


                                By: /s/ C. Christopher Sprague
                                    --------------------------------
                                    C. Christopher Sprague
                                    Assistant General Counsel
                                    The Prudential Insurance Company of America